Leases (Details) - Schedule of aggregate noncancelable future minimum lease payments under operating and finance leases - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Operating Lease [Member]
Leases (Details) - Schedule of aggregate noncancelable future minimum lease payments under operating and finance leases [Line Items]
Remainder of 2022	$ 2,901	$ 3,544
2023	3,830	3,543
2024	3,258	3,288
2025	931	962
2026	474	505
Thereafter	1,739	1,785
Total	13,133	13,627
Less: imputed interest	(1,541)	(1,735)
Present value of lease liabilities	11,592	11,892
Less: current portion	(3,519)	(3,281)
Lease liabilities, net of current portion	8,073	8,611
Finance Lease [Member]
Leases (Details) - Schedule of aggregate noncancelable future minimum lease payments under operating and finance leases [Line Items]
Remainder of 2022	828	1,383
2023	189	189
2024	122	122
2025	12	11
2026
Thereafter
Total	1,151	1,705
Less: imputed interest	(77)	(112)
Present value of lease liabilities	1,074	1,593
Less: current portion	(822)	(1,301)
Lease liabilities, net of current portion	$ 252	$ 292